Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity)

NOTE 9 –TRANSFERS AND SERVICING OF FINANCIAL ASSETS (INCLUDING MORTGAGE BANKING ACTIVITY)

Commercial Banking Activity

The unpaid principal balances of loans serviced for others were $533.8 million and $345.0 million at December 31, 2014 and 2013, respectively. Custodial escrow balances maintained in connection with the foregoing portfolio of loans serviced for others, and included in demand deposits, were immaterial at December 31, 2014 and 2013.

Mortgage Banking Activity

IBERIABANK through its subsidiary, IMC, originates mortgage loans for sale into the secondary market. The loans originated primarily consist of residential first mortgages that conform to standards established by the GSEs, but can also consist of junior lien loans secured by residential property. These sales are primarily to private companies that are unaffiliated with the GSEs on a servicing released basis. Changes to the carrying amount of mortgage loans held for sale at December 31 are presented in the following table.

(Dollars in thousands)	2014	2013	2012
Balance at beginning of period	$128,442	$267,475	$153,013
Originations and Purchases	1,675,538	2,116,460	2,432,367
Sales, net of gains	(1,657,409)	(2,255,493)	(2,317,905)
Other	(6,499)	—	—

Balance at end of period	$140,072	$128,442	$267,475

The following table details the components of mortgage income for the years ended December 31:

(Dollars in thousands)	2014	2013	2012
Fair value changes of derivatives and mortgage loans held for sale:
Mortgage loans held for sale and derivatives	$631	$(4,822)	$6,772
Derivative settlements	(8,743)	3,100	—
Gains on sales	59,156	65,393	70,811
Servicing and other income, net	753	526	470

	$51,797	$64,197	$78,053

Mortgage Servicing Rights

Mortgage servicing rights are recorded at the lower of cost or market in “Other assets” on the consolidated balance sheets and are amortized over the remaining servicing life of the loans, with consideration given to prepayment assumptions. Mortgage servicing rights had the following carrying values as of December 31:

	2014			2013
	Gross	Accumulated	Net	Gross	Accumulated	Net
(Dollars in thousands)	Carrying Amount	Amortization	Carrying Amount	Carrying Amount	Amortization	Carrying Amount
Mortgage servicing rights	$4,751	$(1,253)	$3,498	$2,146	$(638)	$1,508

The related amortization expense of mortgage servicing rights is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2012	$225
2013	480
2014	759

Estimated amortization expense for the years ended December 31:
2015	$1,550
2016	697
2017	531
2018	371
2019	230
2020 and thereafter	119